Revenues - Disaggregation of Seajacks Revenue (Details) - Seajacks business - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Revenues	$ 83,530	$ 0
Total Asia
Disaggregation of Revenue [Line Items]
Revenues	69,254
Japan
Disaggregation of Revenue [Line Items]
Revenues	21,838
Taiwan
Disaggregation of Revenue [Line Items]
Revenues	47,416
Total Europe
Disaggregation of Revenue [Line Items]
Revenues	12,294
Germany
Disaggregation of Revenue [Line Items]
Revenues	4,966
Netherlands
Disaggregation of Revenue [Line Items]
Revenues	5,328
UK
Disaggregation of Revenue [Line Items]
Revenues	2,000
USA
Disaggregation of Revenue [Line Items]
Revenues	$ 1,982